Summary of Significant Accounting Policies (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Anti-dilutive securities	114,887,906	73,520,680	86,970,470	8,682,368
Exercise of Common Stock Warrants
Anti-dilutive securities			9,065,265	1,813,053
Conversion of Preferred Stock into Common Stock
Anti-dilutive securities			11,768,295	1,163,659
Conversion of Convertible Debentures into Common Stock
Anti-dilutive securities			66,136,870	5,704,543
Exercise of Common Stock Options
Anti-dilutive securities			40	1,113